Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Entity Registrant Name	eHi Car Services Ltd
Entity Central Index Key	0001517492
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Class A Common Shares
Entity Common Stock, Shares Outstanding	65,784,925
Class A Common Shares represented by ADS
Entity Common Stock, Shares Outstanding	1,661,300
ADS
Entity Common Stock, Shares Outstanding	830,650
Class B Common Shares
Entity Common Stock, Shares Outstanding	73,009,788
Parent company
Entity Common Stock, Shares Outstanding	138,794,713